Accounts Receivable - Summary of Movements in the Allowance for Impairment in Respect of Account Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivables [abstract]
Beginning balance	$ (5,579)	$ (5,057)	$ (3,673)
Adjustment on initial application of IFRS 9			(624)
Balance at beginning of year under IFRS 9	(5,579)	(5,057)	(4,297)
Additions	(1,310)	(744)	(1,311)
Write-offs	406	222	551
Ending balance	$ (6,483)	$ (5,579)	$ (5,057)